Post-employment benefits - Classification net position (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits [Line Items]
Other non-current assets	€ 46	€ 69
Non-current provisions for employee benefits	(546)	(659)
Net defined benefit liability (asset)	499	590
Germany [Member]
Post-employment benefits [Line Items]
Other non-current assets	9	3
Non-current provisions for employee benefits	(270)	(352)
Net defined benefit liability (asset)	261	349
United States of America [Member]
Post-employment benefits [Line Items]
Other non-current assets	34	65
Non-current provisions for employee benefits	(128)	(149)
Net defined benefit liability (asset)	94	84
Other countries [Member]
Post-employment benefits [Line Items]
Other non-current assets	4	1
Non-current provisions for employee benefits	(148)	(157)
Net defined benefit liability (asset)	€ 144	€ 157